Property, Plant and Equipment - Schedule of Depreciation, Amortization, Accretion, and Depletion (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 62,195,797	$ 64,567,989	$ 35,087,404
Accretion and depletion expense (see Note 2)	1,048,601	829,210	339,794
Amortization expense (see Note 6)	9,071,000	9,101,375	938,400
Depreciation, depletion, accretion and amortization	$ 72,315,398	$ 74,498,574	$ 36,365,598